FROST SMALL CAP EQUITY FUND | CLASS A SHARE
FROST SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARE FROST SMALL CAP EQUITY FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARE FROST SMALL CAP EQUITY FUND CLASS A SHARES
Management Fees	0.93%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARE FROST SMALL CAP EQUITY FUND CLASS A SHARES	460	745	1,051	1,918

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result in significant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to April 25, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
19.78%	(25.80)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.55%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARE FROST SMALL CAP EQUITY FUND	Label	1 Year	5 Years	Since Inception	Inception Date
CLASS A SHARES	FUND RETURN BEFORE TAXES	(5.98%)	(2.12%)	3.59%	May 31, 2002
CLASS A SHARES After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(10.57%)	none	none	May 31, 2002
CLASS A SHARES After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.62%)	none	none	May 31, 2002
CLASS A SHARES RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	5.84%	May 31, 2002